FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr 26	SFr 223
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(281)	(490)
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(80)	454
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(294)	(464)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	106	(231)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 13	SFr (26)